Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other non-current assets [Abstract]
Schedule of Other Assets

	2025 £m	2024 £m
Property, plant and equipment:
Premises	1,113	1,085
Equipment	895	877
Operating lease assets (see below)	8,213	7,265
Right-of-use assets (note 23)	737	849
	10,958	10,076
Prepayments	1,631	1,478
Other assets	1,196	1,511
Total other assets	13,785	13,065

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases	At 31 December the future
minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025	1,911	1,131	1,072	483	124	16	4,737
At 31 December 2024	1,577	956	821	365	85	6	3,810
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2025 £m	2024 £m
Electric vehicles	4,534	3,894
Internal combustion engine vehicles	1,641	1,630
Self-charging hybrid vehicles	125	166
Plug-in hybrid vehicles	1,905	1,575
Other	8	–
Total operating lease assets	8,213	7,265